INVESTMENT IN REAL ESTATE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Real Estate [Abstract]
Summary of investment in real estate

At March 31, 2018 and December 31, 2017, investment in real estate consisted of the following:

	Useful life	March 31, 2018	December 31, 2017
Commercial real property	39 Years	$7,708,571	$7,708,571
Less: accumulated depreciation		(116,619)	(84,814)
		$7,591,952	$7,623,757

At December 31, 2017 and 2016, investment in real estate consisted of the following:

 a

	Useful life	December 31, 2017	December 31, 2016
Commercial real property	39 Years	$7,708,571	$—
Less: accumulated depreciation		(84,814)	—
		$7,623,757	$—